Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Revenues	$ 159,751	$ 166,603	$ 309,128	$ 330,032
Cost of revenues
Cost of revenues	93,529	99,210	177,511	192,962
Gross profit	66,222	67,393	131,617	137,070
Operating expenses
Research and development, net	24,305	24,346	45,780	48,344
Selling, general and administrative	75,576	66,592	136,293	131,855
Total operating expenses	99,881	90,938	182,073	180,199
Operating loss	(33,659)	(23,545)	(50,456)	(43,129)
Financial income (expenses), net	687	(1,170)	1,460	(2,532)
Loss before income taxes	(32,972)	(24,715)	(48,996)	(45,661)
Income tax benefit (expenses)	(725)	429	(4,500)	502
Share in losses of associated companies	(4,918)	(99)	(7,343)	(174)
Net loss	$ (38,615)	$ (24,385)	$ (60,839)	$ (45,333)
Net loss per share - basic (in Dollars per share)	$ (0.56)	$ (0.37)	$ (0.89)	$ (0.69)
Weighted average ordinary shares outstanding. - basic (in Shares)	68,648	66,568	68,107	66,151
Comprehensive loss
Net loss	$ (38,615)	$ (24,385)	$ (60,839)	$ (45,333)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	579	(2,789)	1,834	(3,491)
Unrealized gains (losses) on derivatives designated as cash flow hedges	558	(741)	(1,687)	(1,092)
Other comprehensive income (loss), net of tax	1,137	(3,530)	147	(4,583)
Comprehensive loss	(37,478)	(27,915)	(60,692)	(49,916)
Products
Revenues
Revenues	109,112	115,721	210,083	228,794
Cost of revenues
Cost of revenues	57,576	61,132	108,689	120,505
Services
Revenues
Revenues	50,639	50,882	99,045	101,238
Cost of revenues
Cost of revenues	$ 35,953	$ 38,078	$ 68,822	$ 72,457